UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series

  BlackRock Premier Government Institutional Fund

  BlackRock Select Treasury Strategies Institutional Fund

  BlackRock Treasury Strategies Institutional Fund

  FFI Government Fund

  FFI Treasury

Master Institutional Money Market LLC

  Master Treasury Strategies Institutional Portfolio

  Master Premier Government Institutional Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2017

Date of reporting period: 10/31/2016

Item 1 – Report to Stockholders

OCTOBER 31, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

Funds For Institutions Series

➢	BlackRock Premier Government Institutional Fund
➢	BlackRock Treasury Strategies Institutional Fund
➢	BlackRock Select Treasury Strategies Institutional Fund
➢	FFI Government Fund
➢	FFI Treasury Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

The Markets in Review

Dear Shareholder,

Central bank policy decisions have continued to provide support to financial markets, while changing economic outlooks and geopolitical risks have been major drivers of investor sentiment. After ending its near-zero interest rate policy at the end of 2015, the Federal Reserve (the “Fed”) remained in focus as investors considered the anticipated pace of future rate hikes. With the European Central Bank and the Bank of Japan having moved into stimulus mode, the divergence in global monetary policies drove heightened market volatility at the beginning of 2016 and caused the U.S. dollar to strengthen considerably.

Financial markets had a rough start to the year as the strong dollar challenged U.S. companies that generate revenues overseas and pressured emerging market currencies and commodities prices. Low and volatile oil prices and signs of slowing growth in China were also meaningful factors behind the decline in risk assets early in the year. However, as the first quarter wore on, these pressures abated and a more tempered outlook for U.S. rate hikes helped the markets rebound.

Volatility spiked in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. However, risk assets recovered swiftly in July as economic data suggested that the consequences had thus far been contained to the United Kingdom.

In a second episode of surprise vote results, equities fell sharply after the news of Donald Trump’s victory in the U.S. presidential election, but quickly recovered, and the yield curve steepened due to expectations for rising inflation. Broadly, a reflation theme has been building amid signs of rising price pressures, central banks signaling a greater tolerance to let inflation run hotter, and policy emphasis shifting from monetary to fiscal stimulus.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.06%	4.51%
U.S. small cap equities (Russell 2000® Index)	6.13	4.11
International equities (MSCI Europe, Australasia, Far East Index)	(0.16)	(3.23)
Emerging market equities (MSCI Emerging Markets Index)	9.41	9.27
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.31
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.46	4.24
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.51	4.37
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.98	4.53
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.59	10.16
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended October 31, 2016

October 14, 2016 represented the final compliance date for money market reform, marking the completion of an effort that began over two years ago. While the movement of assets to government money market funds from prime funds was substantial at approximately $1 trillion since these reforms were announced, the defensive positioning of prime funds ensured that the process remained manageable. At the same time, fears that government money market funds would be unable to accommodate the large shift in assets were put to rest, in part due to increased issuance of Treasury bills and higher-than-usual utilization of the Federal Reserve Bank of New York’s Reverse Repo Program. The pace of outflows from prime funds and inflows to government funds both slowed as the month progressed, and London Interbank Offered Rate (“LIBOR”) settings for the most part moved marginally higher as the odds of a rate hike prior to the end of the year increased.

The Federal Open Market Committee (the “FOMC”) was clear in its expectation that the future removal of monetary accommodation would likely be gradual and dependent on incoming data since the FOMC raised the target range for the federal funds rate by 25 basis points (0.25%) to 0.25-0.50% at its December 2015 meeting. The FOMC at its most recent meeting on September 21, 2016, left its federal funds range of 0.25%-0.50% unchanged. While this action was largely in line with market expectations, a degree of suspense had existed heading into the meeting given that futures contracts were priced for a one-in-five chance of a rate hike. Echoing a remark made by Federal Reserve (“Fed”) Chairwoman Janet Yellen at the Jackson Hole Economic Symposium in August, the FOMC noted that “the case for an increase in the federal funds rate has strengthened.” Despite this optimistic view, the FOMC noted that it was prudent to not raise rates for the “time being,” pending additional signs of progress toward its objectives.

After the United Kingdom voted in late June to leave the European Union, markets broadly factored in expectations that the FOMC would not resume its course of raising interest rates before 2018. Markets further reflected that investors anticipated the Bank of England and European Central Bank would turn more accommodative. Additionally, major credit rating agencies generally viewed the result of the “leave” decision unfavorably, assigning or maintaining a negative outlook on the United Kingdom, and in certain cases, downgrading the nation’s long-term credit rating by as much as two “notches” to AA.

LIBOR moved higher over the period in response to both speculation of another possible rate hike from the FOMC later this year as well as money market reform, which created a shift in assets away from credit products into government products. The benchmark three-month LIBOR ended the period at 0.88% (rising over 20 basis points from the 0.63% March 31 level), which is over 50 basis points higher than it had been at the beginning of the year.

Consistent with supportive remarks from various Fed policy makers, another rate hike prior to the end of the year is possible as long as continued progress toward the Fed’s growth and inflation targets is achieved and financial conditions remain supportive of such an action. December 14, 2016 is the most likely date for such a move. Also, asset levels of prime money market funds are expected to continue to decline at a relatively slower pace and possibly stabilize in the weeks ahead. This may prompt an extension of portfolio durations in many prime funds, which in turn could result in an increase in the yield differential between prime and government money market funds.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Fund Information as of October 31, 2016	Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Premier Government Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2016	0.23%	0.23%

BlackRock Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2016	0.07%	0.07%

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2016	0.16%	0.16%

FFI Government Fund

FFI Government Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On February 18, 2016, the Board of Directors of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective September 1, 2016, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2016	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	88%
U.S. Government Sponsored Agency Obligations	8
Other Assets Less Liabilities	4
Total	100%

FFI Treasury Fund

FFI Treasury Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

On February 18, 2016, the Board of Directors of the Fund approved a proposal to close the Fund to share purchases. Accordingly, effective September 1, 2016, the Fund no longer accepts purchase orders.

	7-Day SEC Yield	7-Day Yield
As of October 31, 2016	0.04%	0.04%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	99%
Other Assets Less Liabilities	1
Total	100%

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	5

Disclosure of Expenses	Funds For Institutions Series

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees or investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2016 and held through October 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Premier Government Institutional Fund[3]	$1,000.00	$1,001.10	$0.76	$1,000.00	$1,024.41	$0.77	0.15%
BlackRock Treasury Strategies Institutional Fund[3]	$1,000.00	$1,000.30	$1.36	$1,000.00	$1,023.81	$1.38	0.27%
BlackRock Select Treasury Strategies Institutional Fund[3]	$1,000.00	$1,000.80	$0.91	$1,000.00	$1,024.31	$0.92	0.18%
FFI Government Fund	$1,000.00	$1,000.30	$1.41	$1,000.00	$1,023.81	$1.43	0.28%
FFI Treasury Fund	$1,000.00	$1,000.20	$1.26	$1,000.00	$1,024.01	$1.28	0.25%

[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

[3]	Because the Funds invest all of their assets in their respective Master Portfolio, the expense example reflects the net expenses of both the Funds and the Master Portfolios in which they invest.

6	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank, 0.49%, 2/01/17	$3,270	$3,269,786
Federal Home Loan Bank Discount Notes, 0.44%, 1/25/17 (a)	1,740	1,738,213
Freddie Mac Variable Rate Notes, 0.54%, 1/13/17 (b)	9,495	9,494,807
U.S. Government Sponsored Agency Obligations — 8.4%		14,502,806
Total Repurchase Agreements — 87.4%		151,100,000
Total Investments (Cost — $165,602,806*) — 95.8%		165,602,806
Other Assets Less Liabilities — 4.2%		7,202,309

Net Assets — 100.0%		$172,805,115

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
BNP Paribas Securities Corp.	0.34%	10/31/16	11/01/16	$5,000	$5,000	$5,000,047	U.S. Government Sponsored Agency Obligations, 0.46% to 6.27%, due 6/25/21 to 12/20/45	$249,398,531	$5,482,977
Citigroup Global Markets, Inc.	0.32%[1]	10/31/16	11/01/16	20,000	20,000	20,000,178	U.S. Treasury Obligations, 1.63%, due 4/30/19 – 6/30/20	$19,968,380	20,400,008
	0.34%	10/31/16	11/01/16	8,000	8,000	8,000,076	U.S. Treasury Obligation, 1.50%, due 3/31/23	$8,189,300	8,160,093

Total Citigroup Global Markets, Inc.					$28,000				$28,560,101

Credit Agricole Corp.	0.32%	10/31/16	11/01/16	30,000	30,000	30,000,267	U.S. Treasury Obligation, 1.13%, due 2/28/21	$30,730,125	30,600,005
Goldman Sachs & Co.	0.39%	10/27/16	11/03/16	1,000	1,000	1,000,076	U.S. Government Sponsored Agency Obligation, 4.00%, due 9/01/45	$1,040,844	1,030,000
HSBC Securities (USA), Inc.	0.28%[2]	10/31/16	11/01/16	10,000	10,000	10,000,078	U.S. Treasury Obligation, 1.25%, due 7/15/20	$8,625,000	10,203,656
	0.30%	10/31/16	11/01/16	10,000	10,000	10,000,083	U.S. Government Sponsored Agency Obligation, 3.00%, due 9/01/46	$10,020,000	10,300,749
	0.27%[2]	10/28/16	11/04/16	600	600	600,032	U.S. Treasury Obligation, 0.13%, due 4/15/20	$585,000	613,020

Total HSBC Securities (USA), Inc.					$20,600				$21,117,425

J.P. Morgan Securities LLC	0.40%[2]	10/31/16	11/01/16	10,000	10,000	10,000,111	U.S. Government Sponsored Agency Obligation, 3.50%, due 4/01/46	$10,590,000	10,301,071
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.32%	10/31/16	11/01/16	25,000	25,000	25,000,222	U.S. Treasury Obligation, 1.50%, due 8/15/26	$26,227,100	25,500,048
	0.34%	10/31/16	11/01/16	7,000	7,000	7,000,066	U.S. Government Sponsored Agency Obligation, 5.58%, due 11/25/46	$36,420,750	7,490,000
	0.40%	10/27/16	11/03/16	500	500	500,039	U.S. Government Sponsored Agency Obligation, 5.47%, due 10/20/39	$21,008,988	535,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$32,500				$33,525,048

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	7

Schedule of Investments (concluded)	FFI Government Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
Mitsubishi UFJ Securities USA, Inc.	0.31%	10/31/16	11/01/16	$1,000	$1,000	$1,000,009	U.S. Government Sponsored Agency Obligations, 2.50% to 3.50%, due 8/01/31 to 11/01/46	$7,037,039	$1,030,521
Morgan Stanley & Co. LLC	0.29%	10/31/16	11/01/16	8,000	8,000	8,000,064	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.13%, due 3/30/17 to 5/01/40	$8,037,600	8,160,185
TD Securities (USA) LLC	0.32%	10/31/16	11/01/16	5,000	5,000	5,000,044	U.S. Government Sponsored Agency Obligations, 1.38% to 2.75%, due 2/28/19 to 11/15/42	$4,905,800	5,100,033
Wells Fargo Securities LLC	0.34%[2]	10/31/16	11/01/16	10,000	10,000	10,000,094	U.S. Government Sponsored Agency Obligations, 3.00%, due 10/01/46	$9,972,552	10,300,001
Total					$151,100				$155,207,367

[1] Traded in a joint account.
[2] Variable rate security. Rate as of period end.

Fair Value as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$165,602,806	—	$165,602,806
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $7,333,411 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

8	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.26%, 11/03/16	$81,000	$80,998,830
0.26%, 11/10/16	85,685	85,679,531
0.25%, 11/17/16	175,000	174,980,944
0.24% - 0.32%, 11/25/16	392,380	392,309,082
0.33%, 12/01/16	50,000	49,986,458
0.35%, 1/05/17	10,000	9,993,861
0.36%, 1/12/17	75,000	74,946,000
0.34%, 1/19/17	100,000	99,925,389
0.34%, 1/26/17	50,000	49,959,389
0.36%, 2/02/17	30,000	29,973,458

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.75%, 1/15/17	$40,000	$40,027,736
0.41%, 4/30/17 (b)	34,577	34,577,551
Total Investments (Cost — $1,123,358,229*) — 99.1%		1,123,358,229
Other Assets Less Liabilities — 0.9%		10,289,094

Net Assets — 100.0%		$1,133,647,323

Notes to Schedule of investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities [1]	—	$1,123,358,229	—	$1,123,358,229
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $40,530,283 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	9

Statements of Assets and Liabilities

October 31, 2016 (Unaudited)	BlackRock Premier Government Institutional Fund	BlackRock Treasury Strategies Institutional Fund	BlackRock Select Treasury Strategies Institutional Fund	FFI Government Fund	FFI Treasury Fund

Assets
Investments at value — from the applicable Master Portfolio[1]	$2,770,710,500	$1,102,006,221	$575,427,173	—	—
Investments at value — unaffiliated[2]	—	—	—	$14,502,806	$1,123,358,229
Repurchase agreements, at value[3]	—	—	—	151,100,000	—
Cash	—	—	—	7,333,411	40,530,283
Receivables:
Interest — unaffiliated	—	—	—	8,130	89,257
Capital shares sold	—	296,574	—	—	—
Other	—	—	—	23,449	10,385
Prepaid expenses	38,796	20,992	22,478	6,015	16,887

Total assets	2,770,749,296	1,102,323,787	575,449,651	172,973,811	1,164,005,041

Liabilities
Payables:
Income dividends	328,450	13,264	35,081	22	12,565
Contributions to the Master Portfolio	—	153,434	—	—	—
Administration fees	126,169	145,922	29,973	—	—
Capital shares redeemed	—	143,140	—	—	—
Professional fees	39,312	44,278	53,490	31,377	58,607
Officer’s and Directors’ fees	5,949	1,853	2,450	6,784	6,607
Investments purchased — unaffiliated	—	—	—	—	29,973,458
Investment advisory fees	—	—	—	3,542	195,643
Custodian fees	—	—	—	36,526	41,788
Other accrued expenses	101,968	60,294	43,674	90,445	69,050

Total liabilities	601,848	562,185	164,668	168,696	30,357,718

Net Assets	$2,770,147,448	$1,101,761,602	$575,284,983	$172,805,115	$1,133,647,323

Net Assets Consist of
Paid-in capital	$2,769,500,242	$1,101,420,868	$575,076,028	$172,707,239	$1,133,446,379
Undistributed net investment income	302,209	104,248	44,405	66,883	45,406
Accumulated net realized gain	—	—	—	30,993	155,538
Accumulated net realized gain allocated from the applicable Master Portfolio	344,997	236,486	164,550	—	—

Net Assets, $1.00 net asset value per share[4]	$2,770,147,448	$1,101,761,602	$575,284,983	$172,805,115	$1,133,647,323

[1] Investments at cost — from the applicable Master Portfolio	$2,770,710,500	$1,102,006,221	$575,427,173	—	—
[2] Investments at cost — unaffiliated	—	—	—	$14,502,806	$1,123,358,229
[3] Repurchase agreements at cost	—	—	—	$151,100,000	—
[4] Shares outstanding, unlimited shares authorized, par value $0.01 per share	2,769,500,242	1,101,420,868	575,076,028	172,707,239	1,133,446,388

See Notes to Financial Statements.

10	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Statements of Operations

Six Months Ended October 31, 2016 (Unaudited)	BlackRock Premier Government Institutional Fund	BlackRock Treasury Strategies Institutional Fund	BlackRock Select Treasury Strategies Institutional Fund	FFI Government Fund	FFI Treasury Fund

Investment Income
Interest — unaffiliated	—	—	—	$1,178,326	$1,801,967
Other income	—	—	—	64,389	45,406
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$5,485,128	$1,914,440	$1,358,325	—	—
Other income	120,861	58,758	39,369	—	—
Expenses	(943,840)	(396,292)	(280,773)	—	—

Total Income	4,662,149	1,576,906	1,116,921	1,242,715	1,847,373

Fund Expenses
Investment advisory	—	—	—	1,097,185	2,079,970
Administration	1,481,648	864,794	532,190	—	—
Transfer agent	168,456	221,982	54,604	121,560	125,182
Professional	45,338	24,908	27,508	34,750	36,808
Registration	35,464	19,466	17,582	26,275	20,740
Printing	9,658	6,900	5,242	7,340	8,106
Officer and Directors	1,748	552	736	9,406	11,734
Custodian	—	—	—	46,426	27,224
Accounting services	—	—	—	24,408	28,600
Miscellaneous	9,286	10,305	7,199	29,922	29,820

Total expenses	1,751,598	1,148,907	645,061	1,397,272	2,368,184
Less:
Fees waived by the Manager	—	—	—	(499,607)	(827,797)
Fees waived and/or reimbursed by the Administrator	(414,953)	—	(187,439)	—	—
Fees paid indirectly	—	—	—	—	(384)

Total expenses after fees waived and/or reimbursed	1,336,645	1,148,907	457,622	897,665	1,540,003

Net investment income	3,325,504	427,999	659,299	345,050	307,370

Realized Gain
Net realized gain allocated from the applicable Master Portfolio	192,248	170,512	123,183	—	—
Net realized gain from investments	—	—	—	29,066	70,821

Net Increase in Net Assets Resulting from Operations	$3,517,752	$598,511	$782,482	$374,116	$378,191

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	11

Statements of Changes in Net Assets	BlackRock Premier Government Institutional Fund

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations
Net investment income	$3,325,504	$4,823,701
Net realized gain	192,248	152,749

Net increase in net assets resulting from operations	3,517,752	4,976,450

Distributions to Shareholders[1]
From net investment income	(3,204,643)	(4,642,353)
From net realized gain	—	(424,694)

Decrease in net assets resulting from distributions to shareholders	(3,204,643)	(5,067,047)

Capital Transactions
Net proceeds from sale of shares	6,867,075,982	24,176,717,707
Reinvestment of distributions	1,768,557	4,080,026
Cost of shares redeemed	(7,269,221,213)	(24,451,508,507)

Net decrease in net assets derived from capital transactions	(400,376,674)	(270,710,774)

Net Assets
Total decrease in net assets	(400,063,565)	(270,801,371)
Beginning of period	3,170,211,013	3,441,012,384

End of period	$2,770,147,448	$3,170,211,013

Undistributed net investment income, end of period	$302,209	$181,348

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

12	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Statements of Changes in Net Assets	BlackRock Treasury Strategies Institutional Fund

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations
Net investment income	$427,999	$809,305
Net realized gain	170,512	65,974

Net increase in net assets resulting from operations	598,511	875,279

Distributions to Shareholders[1]
From net investment income	(369,241)	(763,815)
From net realized gain	—	(57,240)

Decrease in net assets resulting from distributions to shareholders	(369,241)	(821,055)

Capital Transactions
Net proceeds from sale of shares	1,125,164,365	3,734,275,898
Reinvestment of distributions	296,076	750,092
Cost of shares redeemed	(1,367,203,167)	(4,091,815,864)

Net decrease in net assets derived from capital transactions	(241,742,726)	(356,789,874)

Net Assets
Total decrease in net assets	(241,513,456)	(356,735,650)
Beginning of period	1,343,275,058	1,700,010,708

End of period	$1,101,761,602	$1,343,275,058

Undistributed net investment income, end of period	$104,248	$45,490

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	13

Statements of Changes in Net Assets	BlackRock Select Treasury Strategies Institutional Fund

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations
Net investment income	$659,299	$1,442,965
Net realized gain	123,183	63,472

Net increase in net assets resulting from operations	782,482	1,506,437

Distributions to Shareholders[1]
From net investment income	(619,930)	(1,437,929)
From net realized gain	—	(60,436)

Decrease in net assets resulting from distributions to shareholders	(619,930)	(1,498,365)

Capital Transactions
Net proceeds from sale of shares	1,440,535,683	8,270,003,355
Reinvestment of distributions	403,425	1,365,626
Cost of shares redeemed	(1,901,255,041)	(9,010,117,861)

Net decrease in net assets derived from capital transactions	(460,315,933)	(738,748,880)

Net Assets
Total decrease in net assets	(460,153,381)	(738,740,808)
Beginning of period	1,035,438,364	1,774,179,172

End of period	$575,284,983	$1,035,438,364

Undistributed net investment income, end of period	$44,405	$5,036

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

14	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Statements of Changes in Net Assets	FFI Government Fund

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations
Net investment income	$345,050	$423,801
Net realized gain	29,066	18,464

Net increase in net assets resulting from operations	374,116	442,265

Distributions to Shareholders[1]
From net investment income	(280,661)	(421,307)
From net realized gain	—	(22,694)

Decrease in net assets resulting from distributions to shareholders	(280,661)	(444,001)

Capital Transactions
Net proceeds from sale of shares	1,195,196,644	5,599,537,010
Reinvestment of distributions	229,986	411,251
Cost of shares redeemed	(1,998,516,469)	(5,818,215,804)

Net decrease in net assets derived from capital transactions	(803,089,839)	(218,267,543)

Net Assets
Total decrease in net assets	(802,996,384)	(218,269,279)
Beginning of period	975,801,499	1,194,070,778

End of period	$172,805,115	$975,801,499

Undistributed net investment income, end of period	$66,883	$2,494

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	15

Statements of Changes in Net Assets	FFI Treasury Fund

Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations
Net investment income	$307,370	$352,360
Net realized gain	70,821	199,476

Net increase in net assets resulting from operations	378,191	551,836

Distributions to Shareholders[1]
From net investment income	(261,964)	(352,360)
From net realized gain	—	(166,003)

Decrease in net assets resulting from distributions to shareholders	(261,964)	(518,363)

Capital Transactions
Net proceeds from sale of shares	1,149,246,495	2,949,612,691
Reinvestment of distributions	123,637	495,208
Cost of shares redeemed	(1,452,848,034)	(3,269,171,504)

Net decrease in net assets derived from capital transactions	(303,477,902)	(319,063,605)

Net Assets
Total decrease in net assets	(303,361,675)	(319,030,132)
Beginning of period	1,437,008,998	1,756,039,130

End of period	$1,133,647,323	$1,437,008,998

Undistributed net investment income, end of period	$45,406	—

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

16	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Financial Highlights	BlackRock Premier Government Institutional Fund

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0011		0.0012	0.0007	0.0008	0.0017	0.0012
Net realized and unrealized gain	0.0000	[1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0011		0.0013	0.0008	0.0008	0.0017	0.0012

Distributions:[2]
From net investment income	(0.0011)		(0.0012)	(0.0007)	(0.0008)	(0.0017)	(0.0012)
From net realized gain	—		(0.0001)	(0.0001)	—	—	—

Total distributions	(0.0011)		(0.0013)	(0.0008)	(0.0008)	(0.0017)	(0.0012)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]
Based on net asset value	0.11%	[4]	0.13%	0.08%	0.08%	0.17%	0.12%

Ratios to Average Net Assets[5]
Total expenses	0.18%	[6]	0.17%	0.17%	0.17%	0.16%	0.16%

Total expenses after fees waived	0.15%	[6]	0.17%	0.17%	0.17%	0.16%	0.16%

Net investment income	0.22%	[6]	0.12%	0.07%	0.08%	0.17%	0.12%

Supplemental Data
Net assets, end of period (000)	$2,770,147		$3,170,211	$3,441,012	$6,613,656	$8,715,444	$8,055,528

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Includes the Fund’s share of the Master Premier Government Institutional Portfolios’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	17

Financial Highlights	BlackRock Treasury Strategies Institutional Fund

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003		0.0005	0.0004	0.0003	0.0008	0.0006
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0003		0.0005	0.0004	0.0003	0.0009	0.0007

Distributions:[2]
From net investment income	(0.0003)		(0.0005)	(0.0004)	(0.0003)	(0.0008)	(0.0006)
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0003)		(0.0005)	(0.0004)	(0.0003)	(0.0009)	(0.0007)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	[5]	0.05%	0.04%	0.03%	0.09%	0.06%

Ratios to Average Net Assets[6]
Total expenses	0.27%	[7]	0.25%	0.24%	0.24%	0.23%	0.23%

Total expenses after fees waived and/or reimbursed	0.27%	[7]	0.23%	0.20%	0.20%	0.23%	0.23%

Net investment income	0.07%	[7]	0.05%	0.03%	0.02%	0.08%	0.05%

Supplemental Data
Net assets, end of period (000)	$1,101,762		$1,343,275	$1,700,011	$1,931,574	$2,177,640	$2,620,183

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distrbutions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of Master Treasury Strategies Institutional Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

18	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Financial Highlights	BlackRock Select Treasury Strategies Institutional Fund

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008		0.0011	0.0005	0.0005	0.0013	0.0010
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0008		0.0011	0.0005	0.0005	0.0014	0.0011

Distributions:[2]
From net investment income	(0.0008)		(0.0011)	(0.0005)	(0.0005)	(0.0013)	(0.0010)
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0008)		(0.0011)	(0.0005)	(0.0005)	(0.0014)	(0.0011)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%	[5]	0.11%	0.05%	0.05%	0.14%	0.11%

Ratios to Average Net Assets[6]
Total expenses	0.23%	[7]	0.21%	0.20%	0.20%	0.19%	0.20%

Total expenses after fees waived and/or reimbursed	0.18%	[7]	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.16%	[7]	0.10%	0.05%	0.04%	0.13%	0.00%

Supplemental Data
Net assets, end of period (000)	$575,285		$1,035,438	$1,774,179	$2,593,125	$3,527,892	$2,888,885

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of Master Treasury Strategies Institutional Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	19

Financial Highlights	FFI Government Fund

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003		0.0004	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0003		0.0004	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0003)		(0.0004)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0003)		(0.0004)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%	[5]	0.04%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.44%	[6]	0.38%	0.37%	0.36%	0.35%	0.33%

Total expenses after fees waived and/or paid indirectly	0.28%	[6]	0.18%	0.10%	0.10%	0.18%	0.15%

Net investment income	0.11%	[6]	0.04%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$172,805		$975,801	$1,194,071	$1,666,365	$1,851,308	$2,777,785

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

20	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Financial Highlights	FFI Treasury Fund

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002		0.0003	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized and unrealized gain	0.0000	[1]	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002		0.0003	0.0001	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0002)		(0.0003)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—		(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)		(0.0003)	(0.0001)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%	[5]	0.03%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.38%	[6]	0.36%	0.35%	0.34%	0.34%	0.33%

Total expenses after fees waived and/or paid indirectly	0.25%	[6]	0.11%	0.04%	0.05%	0.10%	0.05%

Net investment income	0.05%	[6]	0.02%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,133,647		$1,437,009	$1,756,039	$2,129,423	$2,405,503	$2,682,068

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	21

Notes to Financial Statements (Unaudited)	Funds for Institutions Series

1. Organization:

Funds For Institutions Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust consists of five series, BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund”), BlackRock Treasury Strategies Institutional Fund (“Treasury Strategies Institutional Fund”) (formerly BlackRock Government Institutional Fund), BlackRock Select Treasury Strategies Institutional Fund (“Select Treasury Strategies Institutional Fund”) (formerly BlackRock Select Government Institutional Fund), FFI Government Fund (“Government Fund”) and FFI Treasury Fund (“Treasury Fund”) (collectively, the “Funds” or individually a “Fund”). Each Fund is classified as diversified. Premier Government Institutional Fund, Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund (the “Feeder Funds”) seek to achieve their investment objectives by investing all of their assets in the applicable series (collectively, the “Master Portfolios” or individually, a “Master Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”), which have the same investment objective and strategies as the corresponding Feeder Funds. Premier Government Institutional Fund invests all of its assets in Master Premier Government Institutional Portfolio (formerly Master Premier Institutional Portfolio). Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund invest all of their assets in Master Treasury Strategies Institutional Portfolio (formerly Master Government Institutional Portfolio). The Master LLC is organized as a Delaware limited liability company and is a registered investment company. The value of each Feeder Fund’s investment in the corresponding Master Portfolio reflects the Feeder Fund’s proportionate interest in the net assets of the corresponding Master Portfolio. As of October 31, 2016, the percentage of Master Premier Government Institutional Portfolio owned by Premier Government Institutional Fund was 100%. As of October 31, 2016, the percentages of Master Treasury Strategies Institutional Portfolio owned by Treasury Strategies Institutional Fund and Select Treasury Strategies Institutional Fund were 66% and 34%, respectively. The performance of each Feeder Fund is directly affected by the performance of the corresponding Master Portfolio. The financial statements of the Master Portfolios, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements. The Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the Trustees of the Trust and the Directors of the Master LLC are referred to throughout this report as the “Directors”.

On February 18, 2016, the Board on behalf of Government Fund and Treasury Fund approved a proposal to close the Funds to share purchases. Accordingly, effective September 1, 2016, the Funds no longer accept purchase orders.

The Funds meet the definition of a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund’s weekly liquid assets.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager” or the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For the Feeder Funds, for financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted for on a trade date basis. The Feeder Funds record their proportionate share of the applicable Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Feeder Funds accrue their own expenses. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

22	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Notes to Financial Statements (continued)	Funds for Institutions Series

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager and/or Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may be utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Feeder Fund records its investment in the applicable Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the applicable Master Portfolio. Valuation of securities held by the Master LLC is discussed in Note 3 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. Government Fund’s and Treasury Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Government Fund and Treasury Fund may enter into repurchase agreements. Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	23

Notes to Financial Statements (continued)	Funds for Institutions Series

default by the counterparty or a Fund, respectively. A Fund, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

5. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory/Administration: The Manager, an indirect wholly owned subsidiary of BlackRock, acts as the investment adviser for Government Fund and Treasury Fund pursuant to separate investment advisory agreements with the Trust, and as the Administrator to the Feeder Funds pursuant to an administration agreement with the Trust. The Feeder Funds do not pay an investment advisory fee or investment management fee.

The Manager provides investment advisory and administration services to Government Fund and Treasury Fund. The Manager is responsible for the management of Government Fund’s and Treasury Fund’s portfolios and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, these Funds pay the Manager a monthly fee which is determined by calculating a percentage of each Fund’s average daily net assets based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.350%
$500 Million — $750 Million	0.335%
$750 Million — $1 Billion	0.320%
Greater than $1 Billion	0.300%

The Administrator provides certain administrative services for the Feeder Funds. For such services, each Feeder Fund pays the Administrator a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fees
Premier Government Institutional Fund	0.10%
Treasury Strategies Institutional Fund	0.15%
Select Treasury Strategies Institutional Fund	0.13%

Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. There are no fees payable by the Funds pursuant to the Distribution Agreement.

Expense Limitations, Waivers, and Reimbursements: With respect to Government Fund and Treasury Fund, the Manager had contractually agreed to waive a portion of the investment advisory fees until September 1, 2017, so that the annual investment advisory fee rate for each Fund was 0.20% of the Fund’s average daily net assets. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund. These amounts are included in fees waived by the Manager in the Statements of Operations.

For the six months ended October 31, 2016, the following amounts are waived pursuant to this agreement:

Government Fund	$459,483
Treasury Fund	$823,551

Under Select Treasury Strategies Institutional Fund’s administration agreement, in exchange for the administration fee, the Administrator has agreed to pay all other ordinary expenses of Select Treasury Strategies Institutional Fund other than the Fund’s pro rata portion of the investment advisory fee of

24	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Notes to Financial Statements (continued)	Funds for Institutions Series

Master Treasury Strategies Institutional Portfolio so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.18% of the Fund’s average daily net assets. In the event that the Administrator does not pay such expenses of the Fund, the administration fee shall be automatically reduced by an amount equal to the amount of such expenses not paid by the Administrator. For the six months ended October 31, 2016, $187,439 was waived pursuant to this agreement. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

Effective July 1, 2016, with respect to Premier Government Institutional Fund, the Administrator has contractually agreed to waive and/or reimburse fees and expenses of the Fund until September 1, 2017, so that the Fund’s total annual operating expenses minus extraordinary expenses, if any, shall be no greater than 0.14% of the Fund’s average daily net assets. The agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund. For the six months ended October 31, 2016, $414,953 was waived pursuant to this agreement. This amount is included in fees waived and/or reimbursed by the Administrator in the Statements of Operations.

The Manager voluntarily agreed to waive a portion of their respective advisory fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager. The Manager may discontinue the waiver at any time.

For the six months ended October 31, 2016, the following amounts were waived pursuant to this agreement:

Government Fund	$40,124
Treasury Fund	$4,246

Officers and Directors: Certain officers and/or directors of the Trust are officers and/or directors of BlackRock or its affiliates. Each Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended April, 30, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October, 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	25

Notes to Financial Statements (concluded)	Funds for Institutions Series

8. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Master Portfolio Information as of October 31, 2016	Master Institutional Money Market LLC

Portfolio Composition

Master Premier Government Institutional Portfolio	Percent of Net Assets
Repurchase Agreements	33%
U.S. Government Sponsored Agency Obligations	58
Other Assets Less Liabilities	9

Total	100%

Master Treasury Strategies Institutional Portfolio	Percent of Net Assets
Repurchase Agreements	62%
U.S. Treasury Obligations	38

Total	100%

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	27

Schedule of Investments October 31, 2016 (Unaudited)	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 5.00%, 2/13/17 — 5/11/17	$63,955	$65,336,685
Fannie Mae Discount Notes (a):
0.52%, 12/16/16	19,095	19,082,588
0.53%, 1/05/17	37,575	37,539,043
0.44%, 2/14/17	12,395	12,379,093
0.63%, 6/01/17	7,705	7,676,414
Fannie Mae Variable Rate Notes (b):
0.55%, 8/16/17	40,000	39,996,809
0.54%, 10/05/17	21,000	20,997,031
Federal Farm Credit Bank Discount Notes (a):
0.45%, 1/27/17	15,185	15,168,486
0.54%, 3/07/17	8,755	8,738,453
Federal Farm Credit Bank Variable Rate Notes (b):
0.80%, 1/23/18	14,140	14,140,170
0.84%, 4/09/18	20,000	19,998,554
Federal Home Loan Bank, 0.49%, 2/01/17	12,880	12,879,158
Federal Home Loan Bank Discount Notes (a):
0.26%, 11/01/16	26,195	26,195,000
0.34%, 12/02/16 — 1/06/17	85,690	85,643,006
0.35%, 12/02/16	60,000	59,982,020
0.42%, 1/06/17	35,320	35,292,804
0.37%, 1/11/17	27,110	27,090,003
0.36%, 1/13/17 — 1/25/17	52,695	52,654,736
0.48%, 1/20/17	6,920	6,912,695
0.36%, 1/27/17	35,000	34,969,212

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (b):
0.55%, 3/09/17	$25,000	$25,000,000
0.56%, 3/15/17	21,000	21,000,000
0.35%, 5/02/17	15,580	15,580,000
0.58%, 7/06/17	38,515	38,515,000
0.74%, 8/25/17	27,000	27,000,000
0.64%, 11/02/17	16,975	16,975,000
0.82%, 1/26/18	10,000	10,000,000
0.67%, 2/05/18	15,000	15,000,000
Freddie Mac:
0.50%, 1/27/17	44,156	44,152,823
0.88%, 2/22/17	21,000	21,031,381
Freddie Mac Discount Notes (a):
0.26%, 11/04/16	10,800	10,799,770
0.25%, 11/15/16	16,595	16,593,387
0.44%, 1/18/17	1,380	1,378,699
0.44%, 1/18/17	4,140	4,136,076
Freddie Mac Variable Rate Notes (b):
0.66%, 7/21/17	30,000	29,997,785
0.86%, 3/08/18	26,000	26,000,000
U.S. Government Sponsored Agency Obligations — 33.4%		925,831,881
Total Repurchase Agreements — 58.1%		1,610,000,000
Total Investments (Cost — $2,535,831,881*) — 91.5%		2,535,831,881
Other Assets Less Liabilities — 8.5%		234,878,619

Net Assets — 100.0%		$2,770,710,500

Notes to Schedule of investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
BNP Paribas Securities Corp.	0.32%	10/31/16	11/01/16	$198,000	$198,000	$198,001,760	U.S. Treasury Obligations, 0.00% to 8.75%, due 10/31/19 to 5/15/32	$200,352,800	$201,960,000
	0.29%[1]	10/31/16	11/07/16	22,000	22,000	22,001,241	U.S. Treasury Obligations, 1.38% to 8.75%, due 1/15/17 to 1/15/27	$19,397,200	22,440,088

Total BNP Paribas Securities Corp.					$220,000				$224,400,088

Citigroup Global Markets, Inc.	0.32%[2]	10/31/16	11/01/16	180,000	180,000	180,001,600	U.S. Treasury Obligations, 1.63%, due 4/30/19 to 6/30/20	$179,715,420	183,600,073
Credit Agricole Corp.	0.32%	10/31/16	11/01/16	170,000	170,000	170,001,511	U.S. Treasury Obligation, 1.13%, due 2/28/21	$174,137,375	173,400,028
Federal Reserve Bank of New York	0.25%	10/31/16	11/01/16	325,000	325,000	325,002,257	U.S. Treasury Obligations, 2.00% to 5.00%, due 9/30/20 to 2/15/43	$286,250,300	325,002,258
Goldman Sachs & Co.	0.37%	10/25/16	11/01/16	16,000	16,000	16,001,151	U.S. Government Sponsored Agency Obligations, 2.50% to 4.00%, due 8/01/27 to 4/01/42	$33,442,768	16,480,000

See Notes to Financial Statements.

28	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
Goldman Sachs & Co. (continued)	0.39%	10/27/16	11/03/16	$11,000	$11,000	$11,000,834	U.S. Government Sponsored Agency Obligations, 2.50% to 4.50%, due 5/01/30 to 7/01/46	$10,826,900	$11,330,001

Total Goldman Sachs & Co.					$27,000				$27,810,001

HSBC Securities (USA), Inc.	0.27%	10/25/16	11/01/16	25,000	25,000	25,001,313	U.S. Treasury Obligation, 1.13%, due 7/31/21	$25,670,000	25,501,655
	0.28%	10/31/16	11/01/16	3,000	3,000	3,000,023	U.S. Treasury Obligation, 1.13%, due 7/31/21	$3,085,000	3,064,768
	0.30%	10/31/16	11/01/16	20,000	20,000	20,000,167	U.S. Treasury Obligation, 0.00%, due 4/27/17	$20,450,000	20,401,125
	0.28%	10/26/16	11/02/16	16,500	16,500	16,500,898	U.S. Treasury Obligation, 1.13%, due 7/31/21	$16,945,000	16,833,874
	0.27%	10/28/16	11/04/16	9,000	9,000	9,000,473	U.S. Treasury Obligation, 1.13%, due 7/31/21	$9,245,000	9,184,371

Total HSBC Securities (USA), Inc.					$73,500				$74,985,793

J.P. Morgan Securities LLC	0.70%[1]	10/31/16	12/05/16	77,500	77,500	77,552,743	U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 12/01/25 to 10/01/46	$89,009,947	79,825,899
	0.31%	10/31/16	11/01/16	35,000	35,000	35,000,301	U.S. Treasury Obligation, 1.13%, due 6/30/21	$35,885,000	35,703,071

Total J.P. Morgan Securities LLC					$112,500				$115,528,970

Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.32%	10/31/16	11/01/16	100,000	100,000	100,000,889	U.S. Treasury Obligation, 2.50%, due 8/15/23	$96,007,400	102,000,084
	0.34%	10/31/16	11/01/16	10,000	10,000	10,000,094	U.S. Government Sponsored Agency Obligation, 5.58%, due 11/25/46	$52,029,643	10,700,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$110,000				$112,700,084

Mitsubishi UFJ Securities USA, Inc.	0.31%	10/31/16	11/01/16	130,000	130,000	130,001,119	U.S. Government Sponsored Treasury and U.S. Treasury Obligations, 1.33% to 5.44%, due 3/01/17 to 8/01/47	$395,546,996	133,360,526
Mizuho Securities USA, Inc.	0.35%	10/31/16	11/01/16	1,000	1,000	1,000,010	U.S. Treasury Obligation, 3.50%, due 2/15/18	$978,900	1,020,025
RBC Capital Markets LLC	0.29%	10/31/16	11/01/16	10,000	10,000	10,000,081	U.S. Treasury Obligations, 0.13% to 3.13%, due 4/15/20 to 11/15/41	$9,137,300	10,200,025
	0.32%	10/31/16	11/01/16	50,000	50,000	50,000,444	U.S. Government Sponsored Agency Obligations, 4.76% to 6.17%, due 9/25/41 to 5/15/46	$385,234,661	53,500,000

Total RBC Capital Markets LLC					$60,000				$63,700,025

Societe Generale	0.33%	10/31/16	11/01/16	65,000	65,000	65,000,596	U.S. Treasury Obligations, 0.00% to 3.13%, due 5/31/20 to 2/15/46	$69,838,847	66,300,000
TD Securities (USA) LLC	0.30%	10/31/16	11/01/16	16,000	16,000	16,000,133	U.S. Treasury Obligations, 0.00% to 4.50%, due 9/14/17 to 8/15/39	$12,019,300	16,320,030
	0.32%	10/31/16	11/01/16	100,000	100,000	100,000,889	U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% to 3.50%, due 4/06/17 to 7/01/46	$100,245,504	102,560,676

Total TD Securities (USA) LLC					$116,000				$118,880,706

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	29

Schedule of Investments (concluded)	Master Premier Government Institutional Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
Wells Fargo Securities LLC	0.35%	10/27/16	11/03/16	$20,000	$20,000	$20,001,361	U.S. Government Sponsored Agency Obligations, 2.50% to 3.50%, due 2/01/31 to 11/01/46	$19,921,371	$20,600,000
Total					$1,610,000				$1,641,288,577

[1] Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
[2] Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,535,831,881	—	$2,535,831,881
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $248,981,868 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

30	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Schedule of Investments October 31, 2016 (Unaudited)	Master Treasury Strategies Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.36%, 1/12/17	$73,000	$72,947,440
0.43%, 1/26/17	40,000	39,959,389
0.46%, 2/23/17	100,000	99,857,500
0.49% — 0.67%, 3/02/17	71,240	71,112,216
0.55%, 3/16/17	50,000	49,898,750
0.50%, 4/13/17	30,000	29,932,762
0.48%, 4/20/17	71,000	70,842,419
U.S. Treasury Notes:
3.25%, 12/31/16	18,775	18,861,856
0.75%, 1/15/17	18,450	18,462,438
0.50% - 0.88%, 1/31/17	101,175	101,210,918
4.63%, 2/15/17	5,010	5,070,319
0.75%, 6/30/17	4,695	4,699,198
0.61%, 1/31/18 (b)	47,885	47,938,321
Total U.S. Treasury Obligations — 37.6%		630,793,526
Total Repurchase Agreements — 62.3%		1,045,000,000
Total Investments (Cost — $1,675,793,526*) — 99.9%		1,675,793,526
Other Assets Less Liabilities — 0.1%		1,639,868

Net Assets — 100.0%		$1,677,433,394

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
Federal Reserve Bank of New York	0.25%	10/31/16	11/01/16	$1,045,000	$1,045,000	$1,045,007,257	U.S. Treasury Obligations, 2.00% to 3.13%, due 3/31/21 to 2/15/43	$942,856,300	$1,045,007,344

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities [1]	—	$1,675,793,526	—	$1,675,793,526
[1] See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $1,204,284 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended October 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	31

Statements of Assets and Liabilities

October 31, 2016 (Unaudited)	Master Premier Government Institutional Portfolio	Master Treasury Strategies Institutional Portfolio

Assets
Investments at value — unaffiliated[1]	$925,831,881	$630,793,526
Repurchase agreements, at value[2]	1,610,000,000	1,045,000,000
Cash	248,981,868	1,204,284
Receivables:
Contributions from investors	—	153,434
Interest	1,751,107	491,984
Other	37,875	34,034
Prepaid expenses	748	530

Total assets	2,786,603,479	1,677,677,792

Liabilities
Payables:
Investments purchased — unaffiliated	15,580,000	—
Investment advisory fees	115,058	71,900
Custodian fees	58,499	55,739
Professional fees	37,844	30,679
Directors’ fees	6,994	6,341
Other accrued expenses	94,584	79,739

Total liabilities	15,892,979	244,398

Net Assets	$2,770,710,500	$1,677,433,394

Net Assets Consist of
Investors’ capital	$2,770,710,500	$1,677,433,394

Net Assets	$2,770,710,500	$1,677,433,394

[1] Investments at cost — unaffiliated	$925,831,881	$630,793,526
[2] Repurchase agreements at cost	$1,610,000,000	$1,045,000,000

See Notes to Financial Statements.

32	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Statements of Operations

Six Months Ended October 31, 2016 (Unaudited)	Master Premier Government Institutional Portfolio	Master Treasury Strategies Institutional Portfolio

Investment Income
Interest — unaffiliated	$5,485,128	$3,272,765
Other income	120,861	98,127

Total Investment Income	5,605,989	3,370,892

Expenses
Investment advisory	740,950	493,095
Custodian	133,066	69,184
Accounting services	41,170	38,972
Professional	25,768	26,668
Directors	20,806	15,882
Insurance	9,482	6,947
Printing	3,246	2,892
Miscellaneous	3,974	23,425

Total expenses	978,462	677,065
Less fees paid indirectly	(34,622)	—

Total expenses after fees paid indirectly	943,840	677,065

Net investment income	4,662,149	2,693,827

Realized Gain
Net realized gain from investments	192,248	293,695

Net Increase in Net Assets Resulting from Operations	$4,854,397	$2,987,522

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	33

Statements of Changes in Net Assets

	Master Premier Government Institutional Portfolio		Master Treasury Strategies Institutional Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016

Operations
Net investment income	$4,662,149	$9,257,663	$2,693,827	$6,640,786
Net realized gain	192,248	152,749	293,695	129,446

Net increase in net assets resulting from operations	4,854,397	9,410,412	2,987,522	6,770,232

Capital Transactions
Proceeds from contributions	6,867,075,982	24,176,717,707	2,565,700,047	12,004,279,253
Value of withdrawals	(7,271,821,773)	(24,456,971,223)	(3,270,405,082)	(13,106,614,274)

Net decrease in net assets derived from capital transactions	(404,745,791)	(280,253,516)	(704,705,035)	(1,102,335,021)

Net Assets
Total decrease in net assets	(399,891,394)	(270,843,104)	(701,717,513)	(1,095,564,789)
Beginning of period	3,170,601,894	3,441,444,998	2,379,150,907	3,474,715,696

End of period	$2,770,710,500	$3,170,601,894	$1,677,433,394	$2,379,150,907

See Notes to Financial Statements.

34	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Financial Highlights

	Master Premier Government Institutional Portfolio
	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Total Return
Total Return	0.16%	[1]	0.24%	0.19%	0.19%	0.27%	0.22%

Ratios to Average Net Assets
Total expenses	0.07%	[2]	0.06%	0.06%	0.06%	0.06%	0.06%

Total expenses after fees paid indirectly	0.06%	[2]	0.06%	0.06%	0.06%	0.06%	0.06%

Net investment income	0.31%	[2]	0.24%	0.18%	0.18%	0.28%	0.23%

Supplemental Data
Net assets, end of period (000)	$2,770,711		$3,170,602	$3,441,445	$6,614,333	$8,716,207	$8,056,529

	Master Treasury Strategies Institutional Portfolio
	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012

Total Return
Total return	0.13%	[1]	0.22%	0.18%	0.17%	0.26%	0.23%

Ratios to Average Net Assets
Total expenses	0.07%	[2]	0.06%	0.06%	0.06%	0.06%	0.06%

Total expenses after fees paid indirectly	0.07%	[2]	0.06%	0.06%	0.06%	0.06%	0.06%

Net investment income	0.27%	[2]	0.22%	0.16%	0.16%	0.25%	0.22%

Supplemental Data
Net assets, end of period (000)	$1,677,433		$2,379,151	$3,474,716	$4,525,195	$5,706,269	$5,509,866

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	35

Notes to Financial Statements (Unaudited)	Master Institutional Money Market LLC

1. Organization:

Master Institutional Money Market LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware statutory company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The financial statements relate to two series of the Master LLC: Master Premier Government Institutional Portfolio (formerly Master Premier Institutional Portfolio) and Master Treasury Strategies Institutional Portfolio (formerly Master Government Institutional Portfolio) (each, a “Master Portfolio” and together, the “Master Portfolios”).

On February 18, 2016, the Board approved changes to Master Government Institutional Portfolio‘s name and principal investment strategies. Master Government Institutional Portfolio changed its name to Master Treasury Strategies Institutional Portfolio. Under its new principal investment strategies, the Master Portfolio invests 100% of its total assets in cash, U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements with the Federal Reserve Bank of New York secured by U.S. Treasury obligations. These changes became effective on May 2, 2016.

Each Master Portfolio operates as a “government money market fund” in Rule 2a-7 under the 1940 Act. Each Master Portfolio is not subject to liquidity fees or temporary suspensions of redemptions in the event of declines in a Master Portfolio’s weekly liquid assets.

The Master LLC, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, each Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master Portfolios had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may be utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master Portfolios no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Master Portfolio seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

36	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Notes to Financial Statements (continued)	Master Institutional Money Market LLC

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master Portfolio and its counterparties. Typically, a Master Portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master Portfolio, respectively. A Master Portfolio, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master Portfolio under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master Portfolio receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master Portfolio would recognize a liability with respect to such excess collateral. The liability reflects a Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	37

Notes to Financial Statements (concluded)	Master Institutional Money Market LLC

For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.05% of each Master Portfolio’s average daily net assets.

Officers and Directors: Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

6. Income Tax Information:

The Master Portfolios are classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolios is treated as the owner of their proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolios. Therefore, no federal income tax provision is required. It is intended that the Master Portfolios’ assets will be managed so an investor in the Master Portfolios can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2016. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolios as of October 31, 2016, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolios’ financial statements.

7. Principal Risks:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers of securities owned by the Master Portfolios. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

38	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreements

The Board of Directors of Master Institutional Money Market LLC (the “Master LLC”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Master LLC Agreement”) between the Master LLC, on behalf of Master Premier Government Institutional Portfolio and Master Treasury Strategies Institutional Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”), each a series of the Master LLC, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor.

BlackRock Premier Government Institutional Fund (“Premier Government Institutional Fund”), BlackRock Select Treasury Strategies Institutional Fund (“Select Treasury Strategies Institutional Fund”) and BlackRock Treasury Strategies Institutional Fund (“Treasury Strategies Institutional Fund”) (each a “Feeder Fund,” and together, the “Feeder Funds”), three of the series comprising Funds For Institutions Series (the “Series Fund”), currently invest all of their respective investable assets in Master Portfolios of the Master LLC as follows: Select Treasury Strategies Institutional Fund and Treasury Strategies Institutional Fund in Master Treasury Strategies Institutional Portfolio and Premier Government Institutional Fund in Master Premier Government Institutional Portfolio. Accordingly, the Board of Trustees of the Series Fund also considered the approval of the Master LLC Agreement. The Board of Trustees of the Series Fund also considered the approval of the investment advisory agreement (the “Government Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Government Fund, a series of the Series Fund, and the investment advisory agreement (the “Treasury Fund Agreement”) between BlackRock and the Series Fund on behalf of FFI Treasury Fund, also a series of the Series Fund.

The Master LLC Agreement, the Government Fund Agreement and the Treasury Fund Agreement are referred to herein as the “Agreements.” For simplicity: (a) the Board of Directors of the Master LLC and the Board of Trustees of the Series Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members”; (b) the Feeder Funds, the corresponding Master Portfolios, FFI Government Fund and FFI Treasury Fund are sometimes referred to herein individually as a “Fund” and collectively as the “Funds”; and (c) the shareholders of the Feeder Funds, FFI Government Fund and FFI Treasury Fund and the interest holders of the Master Portfolios are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master LLC or the Series Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC, the Series Fund or each Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered, with respect to each Fund, as pertinent, were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master LLC’s and the Series Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	39

Disclosure of Investment Advisory Agreements (continued)

character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Series Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of each applicable Fund, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each applicable Fund to BlackRock; and (g) sales and redemption data regarding the shares of each Feeder Fund, FFI Government Fund and FFI Treasury Fund.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC on behalf of each Master Portfolio for a one-year term ending June 30, 2017; and the Board of the Series Fund, including the Independent Board Members, approved the continuation of the Government Fund Agreement between BlackRock and the Series Fund on behalf of FFI Government Fund and the Treasury Fund Agreement between BlackRock and the Series Fund on behalf of FFI Treasury Fund, each for a one-year term ending June 30, 2017. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to the corresponding Master Portfolios of the Feeder Funds and found the Master LLC Agreement to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC and the Board of the Series Fund considered, with respect to the applicable Fund: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of its Expense Peers and the Fund’s performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the applicable Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. Throughout the year, the Board compared the applicable Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

40	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreements (continued)

management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the applicable Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the applicable Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Funds. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Feeder Fund, each Master Portfolio, FFI Government Fund and FFI Treasury Fund, as applicable. The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of the applicable Master Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund, FFI Government Fund and FFI Treasury Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with the pertinent Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board noted that for each of the one-, three- and five-year periods reported, FFI Treasury Fund ranked in the first quartile against its Broadridge Performance Universe.

The Board noted that for each of the one-, three- and five-year periods reported, Premier Government Institutional Fund ranked in the first quartile against its Broadridge Performance Universe. The Board noted that effective January 4, 2016 the Fund had undergone a change in its investment strategy, and in that connection had changed its name from FFI Premier Institutional Fund to BlackRock Premier Government Institutional Fund.

The Board noted that for each of the one-, three- and five-year periods reported, Select Treasury Strategies Institutional Fund ranked in the first quartile against its Broadridge Performance Universe. The Board noted that effective January 4, 2016 the Fund had undergone a change in its investment strategy, and in that connection had changed its name from FFI Select Institutional Fund to BlackRock Select Government Institutional Fund. The Board further noted that effective May 2, 2016 the Fund had undergone a further change in investment strategy, and in that connection had further changed its name from BlackRock Select Government Institutional Fund to BlackRock Select Treasury Strategies Institutional Fund.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	41

Disclosure of Investment Advisory Agreements (continued)

The Board noted that for each of the one-, three- and five-year periods reported, FFI Government Fund ranked in the second quartile against its Broadridge Performance Universe.

The Board noted that for each of the one-, three- and five-year periods reported, Treasury Strategies Institutional Fund ranked in the second quartile against its Broadridge Performance Universe. The Board noted that effective January 4, 2016 the Fund had undergone a change in its investment strategy, and in that connection had changed its name from FFI Institutional Fund to BlackRock Government Institutional Fund. The Board further noted that effective May 2, 2016 the Fund had undergone a further change in investment strategy, and in that connection had further changed its name from BlackRock Government Institutional Fund to BlackRock Treasury Strategies Institutional Fund.

The quartile standing of each Fund in its Broadridge peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed the applicable contractual management fee rate of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund compared with the other funds in the applicable Fund’s Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the total expense ratio, as well as the actual management fee rate of each Master Portfolio/Feeder Fund, FFI Government Fund and FFI Treasury Fund to those of other funds in the applicable Fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to the Funds and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the applicable Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the applicable Fund, to the Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

42	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreements (continued)

The Board noted that Master Treasury Strategies Institutional Portfolio’s/Select Treasury Strategies Institutional Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the third quartile, relative to the Feeder Fund’s Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Feeder Fund’s total expenses as a percentage of the Feeder Fund’s average daily net assets.

The Board noted that with respect to each of Master Treasury Strategies Institutional Portfolio/Treasury Strategies Institutional Fund and Master Premier Government Institutional Portfolio/Premier Government Institutional Fund, the Master Portfolio’s/Feeder Fund’s contractual management fee rate ranked in the first quartile, and the actual management fee rate and the Feeder Fund’s total expense ratio each ranked in the fourth quartile, relative to the Feeder Fund’s Expense Peers.

The Board noted that FFI Treasury Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers. The Board additionally noted that BlackRock has contractually agreed to waive a portion of the advisory fees for the Fund.

The Board noted that FFI Government Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to waive a portion of the advisory fees for the Fund.

The Board noted that each of FFI Government Fund and FFI Treasury Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the relevant Fund increases above certain contractually specified levels.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse each Fund’s operating expenses as necessary. The voluntary waivers and/or reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the applicable Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, approved the continuation of the Master LLC Agreement between BlackRock and the Master LLC with respect to each Master Portfolio for a one-year term ending June 30, 2017. The Board of the Series Fund, including the Independent Board Members, approved the continuation of (i) the Government Fund Agreement between BlackRock and the Series Fund with respect to FFI Government Fund and (ii) the Treasury Fund Agreement between BlackRock and the Series Fund with respect to FFI Treasury Fund, each for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC,

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	43

Disclosure of Investment Advisory Agreements (concluded)

including the Independent Board Members, was satisfied that the terms of the Master LLC Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Series Fund, including the Independent Board Members, was satisfied that the terms of the Government Fund Agreement and the Treasury Fund Agreement were fair and reasonable and in the best interest of FFI Government Fund and FFI Treasury Fund and their respective shareholders. The Board of the Series Fund, including the Independent Board Members, also considered the continuation of the Master LLC Agreement with respect to each Master Portfolio and found the Master LLC Agreement to be satisfactory

In arriving at their decisions to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each applicable Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

44	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Dr. Matina S. Horner, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Frederick W. Winter, Director

Barbara G. Novick, Director and President1

John M. Perlowski, Director, President2 and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

[1]	President of the Trust.

[2]	President of the Master LLC.

Investment Adviser/Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust 60 State Street Boston, MA 02109

Transfer Agent Boston Financial Data Services Boston, MA 02266	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	45

Additional Information

General Information

Electronic Delivery

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 225-1576.

Availability of Quarterly Schedule of Investments

The Trust/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at

http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust/Master LLC voted proxies relating to securities held in the Trust’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

46	FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FUNDS FOR INSTITUTIONS SERIES	OCTOBER 31, 2016	47

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectuses. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

FFI-10/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –   Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 4, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: January 4, 2017

3